Consolidated Balance Sheets (Parenthetical)		12 Months Ended
		Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Super Voting Shares (MVS)
Condensed Balance Sheet Statements
Par value (in dollars per share) | $ / shares		$ 0	$ 0
Authorized (in shares)		500,000	500,000
Issued (in shares)		500,000	500,000
Outstanding (in shares)		500,000	500,000
Subordinate Voting Shares (SVS)
Condensed Balance Sheet Statements
Par value (in dollars per share) | $ / shares		$ 0	$ 0
Issued (in shares)		281,147,586	270,033,270
Outstanding (in shares)		281,147,586	270,033,270
Proportionate Voting Shares (PVS)
Condensed Balance Sheet Statements
Par value (in dollars per share) | $ / shares	[1]	$ 0	$ 0
Issued (in shares)	[1]	20,082,384	20,667,206
Outstanding (in shares)	[1]	20,082,384	20,667,206
Description of stock conversion ratio		0.005
Special Subordinate Voting Shares (SSVS)
Condensed Balance Sheet Statements
Par value (in dollars per share) | $ / shares	[2]	$ 0	$ 0
Authorized (in shares)	[2]	639	639
Issued (in shares)	[2]	639	639
Outstanding (in shares)	[2]	639	639
Description of stock conversion ratio		100,000

[1]	[1] Proportionate Voting Shares (“PVS”) presented on an “as-converted” basis to Subordinate Voting Shares (“SVS”) (1-to-200)
[2]	[2] Special Subordinate Voting Shares (“SSVS”) presented on an “as-converted” basis to SVS (1-to-0.00001)